Notes on the consolidated statements of operations (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Net cash from operating activities	€ 0	€ (635)	€ (879)
Net cash from investing activities	250	18	0
Net cash flows for the year	€ 250	€ (617)	€ (879)